                       PORTFOLIO OF INVESTMENTS (UNAUDITED)
                       NUVEEN SENIOR INCOME FUND (NSL)
                       October 31, 2001
                                                                                    RATINGS*
  PRINCIPAL                                                                   --------------------         STATED            MARKET
AMOUNT (000)   DESCRIPTION                                                    MOODY'S          S&P      MATURITY**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS(1) AND INTEREST
               BEARING SECURITIES - 128.8%

               AEROSPACE/DEFENSE - 6.8% (4.9% OF TOTAL ASSETS)
$     4,975    DeCrane Aircraft Holdings, Inc., Term Loan D                        B2           B+        12/17/06      $ 4,893,881
     10,975    The Fairchild Corporation, Term Loan B                             Ba3          BB-        04/30/06        9,054,378
      2,985    United Defense Industries, Inc., Term Loan B                        B1          BB-        08/13/09        2,985,467
      1,377    Vought Aircraft Industries, Inc., Term Loan A                       NR           NR        06/30/06        1,239,130
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,172,856
-----------------------------------------------------------------------------------------------------------------------------------
               AUTOMOTIVE - 4.9% (3.5% OF TOTAL ASSETS)
      1,224    Federal-Mogul Corporation, Term Loan A                            Caa1            D        02/24/04          608,163
      3,551    Federal-Mogul Corporation, Term Loan B                            Caa1            D        02/24/05        1,776,207
      3,996    Metaldyne Corporation/Metalyc Company, LLC, Term Loan B           Ba3          BB-        11/28/08         3,250,080
      9,415    MetalForming Technologies, Inc., Term Loan B                        NR           NR        06/30/06        6,590,220
      1,356    Tenneco Auto, Inc.                                                  B2           B+        09/30/05          682,993
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,907,663
-----------------------------------------------------------------------------------------------------------------------------------
               BEVERAGE, FOOD & TOBACCO - 10.4% (7.5% OF TOTAL ASSETS)
      1,730    Cott Corporation, Purchase Money Term Loan                          NR           NR        12/31/06        1,736,488
        200    Cott Corporation, Working Capital Term Loan                         NR           NR        12/31/06          200,750
      9,168    Dr. Pepper/Seven Up Bottling Group, Inc., Term Loan B               NR           NR        10/07/07        9,144,674
      1,911    Eagle Family Foods, Inc., Term Loan                                 B1            B        12/31/05        1,741,138
      3,990    Flowers Foods, Inc., Term Loan B                                   Ba2         BBB-        03/26/07        4,000,973
      1,995    Interstate Bakeries Corporation, Term Loan B                       Ba1         BBB-        07/19/07        1,999,988
      3,530    Merisant Company, Term Loan B                                      Ba3          BB-        03/30/07        3,531,260
      5,500    Pinnacle Foods Corporation, Term Loan                              Ba3          BB-        05/22/08        5,496,563
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         27,851,834
-----------------------------------------------------------------------------------------------------------------------------------
               BROADCASTING/CABLE - 2.0% (1.4% OF TOTAL ASSETS)
      2,000    Century Cable Holdings, LLC, Term Loan B                           Ba3           BB        12/31/09        1,937,500
      3,333    Charter Communications Operating, LLC, Incremental Term Loan       Ba3          BB+        09/18/08        3,251,157
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,188,657
-----------------------------------------------------------------------------------------------------------------------------------
               BROADCASTING/RADIO - 1.7% (1.3% OF TOTAL ASSETS)
      4,667    Citadel Broadcasting Company, Term Loan B                           NR           NR        06/26/09        4,647,708
-----------------------------------------------------------------------------------------------------------------------------------
               BUILDINGS & REAL ESTATE - 6.1% (4.3% OF TOTAL ASSETS)
     10,872    NRT, Inc., Term Loan                                               Ba3           NR        07/31/04       10,691,217
      3,000    Washington Group International, Bond (a)(b)                          C            D        07/01/10          450,000
      7,960    Washington Group International, Term Loan B (b)                   Caa3           NR        07/07/07        4,999,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,141,092
-----------------------------------------------------------------------------------------------------------------------------------
               CARGO TRANSPORTATION - 3.4% (2.4% OF TOTAL ASSETS)
      8,843    North American Van Lines, Term Loan B                               B1           B+        11/18/07        8,079,834
        856    RailAmerica, Inc., Term Loan B                                     Ba3          BB-        12/31/06          859,432
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,939,266
-----------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS, PLASTICS & RUBBER - 3.1% (2.2% OF TOTAL ASSETS)
      2,000    Ineos US Finance, LLC, Term Loan C                                 Ba3           BB        06/30/09        1,930,000
      2,000    OM Group, Inc., Term Loan B                                        Ba3           BB        04/01/07        1,979,500
      4,286    Resolution Performance Products, LLC, Term Loan B                  Ba3          BB-        11/14/08        4,285,714
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,195,214
-----------------------------------------------------------------------------------------------------------------------------------
               CONSTRUCTION MATERIALS - 2.6% (1.8% OF TOTAL ASSETS)
     16,667    California Pollution Control Financing Authority, CanFibre
                  of Riverside Project, Bonds (a)(b)(c)                            NR           NR        07/01/14        1,326,667
      9,000    California Pollution Control Financing Authority, CanFibre
                  of Riverside Project, Bonds (a)(b)(c)                            NR           NR        07/01/19          716,400
      7,000    CanFibre of Lackawana, LLC, Construction Loan (a)(b)(c)             NR           NR        12/01/13                -
      1,200    CanFibre of Lackawana, LLC, Letter of Credit (a)(b)(c)              NR           NR        12/01/13                -
     10,000    CanFibre of Riverside, Inc., Letter of Credit (a)(b)(c)             NR           NR        07/01/09                -
        533    CanFibre of Riverside, Inc., Working Capital
                  Loan (a)(b)(c)                                                   NR           NR        12/31/01                -
        860    Mueller Group, Inc., Term Loan B                                    B1           B+        08/16/06          844,311
      3,528    Mueller Group, Inc., Term Loan C                                    B1           B+        08/16/07        3,469,533
        493    Mueller Group, Inc., Term Loan D                                    B1           B+        08/16/07          483,881
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,840,792
-----------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS, PACKAGING & GLASS - 7.8% (5.6% OF TOTAL ASSETS)
      2,592    Graham Packaging Company, Term Loan B                               B2            B        01/31/06        2,417,054
      2,147    Graham Packaging Company, Term Loan C                               B2            B        01/31/07        2,002,702
      3,729    Greif Bros. Corporation, Term Loan B                               Ba3           BB        02/28/08        3,724,745
      2,800    Stone Container Corporation, Term Loan C                           Ba3           B+        10/01/03        2,786,269
      2,579    Stone Container Corporation, Term Loan D                           Ba3           B+        10/01/03        2,565,997
      3,950    Tekni-Plex, Inc., Term Loan B                                       B1           B+        06/21/08        3,831,500
      3,983    United States Can Company, Term Loan B                              B1          BB-        10/04/08        3,644,736
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         20,973,003
-----------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED MANUFACTURING - 6.9% (4.9% OF TOTAL ASSETS)
      5,404    Blount, Inc., Term Loan B                                           B3            B        06/30/06        4,782,541
      3,013    Dayco Products, LLC, Term Loan B                                   Ba3          BB-        05/31/07        2,963,623
      2,970    GenTek, Inc., Term Loan C                                           B1          BB-        10/31/07        2,665,575
      4,462    UCAR Finance, Inc., Term Loan B                                    Ba3           NR        12/31/07        4,308,819
      5,458    Western Industries Holding, Inc., Term Loan B                       NR           NR        06/23/06        3,547,778
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,268,336
-----------------------------------------------------------------------------------------------------------------------------------


               ECOLOGICAL - 0.4% (0.3% OF TOTAL ASSETS)
      1,000    Stericycle, Inc., Term Loan B                                       NR          BB-        09/30/07        1,003,125
-----------------------------------------------------------------------------------------------------------------------------------
               ELECTRONICS/ELECTRONIC SERVICES - 1.5% (1.0% OF TOTAL ASSETS)
      3,960    Seagate Technology Holdings, Inc., Term Loan B                      NR          BB+        11/22/06        3,856,050
-----------------------------------------------------------------------------------------------------------------------------------
               FARMING & AGRICULTURAL - 1.8% (1.3% OF TOTAL ASSETS)
      4,786    Shemin Holdings Corporation, Term Loan B                            NR           NR        01/28/07        4,731,875
-----------------------------------------------------------------------------------------------------------------------------------
               FINANCE & BANKING - 0.3% (0.2% OF TOTAL ASSETS)
      2,368    The Finova Group, Inc., Revolver 2003 (a)(b)                        NR           NR        11/15/09          888,000
-----------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE - 2.5% (1.8% OF TOTAL ASSETS)
      1,714    Community Health Systems, Inc., Term Loan B                         NR           B+        12/31/03        1,722,321
      1,714    Community Health Systems, Inc., Term Loan C                         NR           B+        12/31/04        1,722,589
      1,264    Community Health Systems, Inc., Term Loan D                         NR           B+        12/31/05        1,273,912
      2,000    Triad Hospitals, Inc., Term Loan B                                 Ba3           B+        09/30/08        2,013,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,732,322
-----------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE & BEAUTY AIDS - 1.2% (0.9% OF TOTAL ASSETS)
      3,182    Advance PCS, Term Loan B                                           Ba3           BB        10/02/07        3,185,826
-----------------------------------------------------------------------------------------------------------------------------------
               HOTELS, MOTELS, INNS & GAMING - 9.3% (6.7% OF TOTAL ASSETS)
      4,000    Alliance Gaming Corporation, LLC, Term Loan                         B1           B+        12/31/06        3,982,500
      2,000    Extended Stay America, Inc., Term Loan B                           Ba3          BB-        01/15/08        1,964,000
      3,069    Isle of Capri Casinos, Inc., Term Loan B                           Ba2          BB-        03/02/06        3,006,051
      2,685    Isle of Capri Casinos, Inc., Term Loan C                           Ba2          BB-        03/02/07        2,630,294
      5,000    Mandalay Resort Group, Term Loan                                   Ba1           NR        08/18/06        4,975,000
      2,770    Wyndham International, Inc., Increasing Rate Loan                   NR           NR        06/30/04        2,199,834
      7,563    Wyndham International, Inc., Term Loan B                            NR           NR        06/30/06        6,133,327
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         24,891,006
-----------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 6.7% (4.8% OF TOTAL ASSETS)
     10,000    Conseco, Inc., Term Loan                                            NR           NR        12/31/03        8,000,000
      4,900    GAB Robbins North America, Inc., Term Loan B                        NR           NR        12/01/05        4,777,500
      5,000    Tack Holdings Corp., Term Loan B                                    NR           NR        03/31/07        4,981,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         17,758,750
-----------------------------------------------------------------------------------------------------------------------------------
               LEISURE & ENTERTAINMENT - 6.8% (4.8% OF TOTAL ASSETS)
      3,907    Bally Total Fitness Holding Corporation, Term Loan                  B1           B+        11/10/04        3,913,992
      3,398    Fitness Holdings Worldwide, Inc., Term Loan B                       NR            B        11/02/06        3,134,977
      6,462    Fitness Holdings Worldwide, Inc., Term Loan C                       NR            B        11/02/07        5,960,873
      5,000    Six Flags Theme Parks, Inc., Term Loan B                           Ba2          BB-        09/30/05        5,006,719
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,016,561
-----------------------------------------------------------------------------------------------------------------------------------
               NATURAL RESOURCES/OIL & GAS - 2.6% (1.9% OF TOTAL ASSETS)
      7,000    Tesoro Petroleum Corp., Term Loan B                                Ba2         BBB-        12/31/07        7,008,020
-----------------------------------------------------------------------------------------------------------------------------------
               NON-DURABLE CONSUMER PRODUCTS - 3.3% (2.3% OF TOTAL ASSETS)
      4,355    Hartz Mountain Corporation, Term Loan                               B1          BB-        12/31/07        4,349,687
      5,061    Norwood Promotional Products, Inc., Term Loan B                     NR           NR        05/31/06        2,277,637
      4,527    Norwood Promotional Products, Inc., Term Loan C                     NR           NR        11/30/06        2,036,932
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,664,256
-----------------------------------------------------------------------------------------------------------------------------------
               PERSONAL & MISCELLANEOUS SERVICES - 3.0% (2.2% OF TOTAL ASSETS)
      4,000    Adams Outdoor Advertising Limited Partnership,
                  Term Loan B                                                      B1           B+        02/01/08        3,997,500
      4,058    Weight Watchers International, Inc., Transferable Loan
                  Certificate Facility                                            Ba1          BB-        09/30/06        4,065,817
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,063,317
-----------------------------------------------------------------------------------------------------------------------------------
               PRINTING & PUBLISHING - 4.5% (3.2% OF TOTAL ASSETS)
      6,965    American Media Operations, Inc., Term Loan B-1                     Ba3           B+        04/01/07        6,828,965
      5,000    PRIMEDIA, Inc., Term Loan B                                         NR          BB-        06/30/09        4,206,250
        998    TransWestern Publishing Company, LLC, Term Loan B                  Ba3           B+        06/27/08          996,877
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,032,092
-----------------------------------------------------------------------------------------------------------------------------------
               RESTAURANTS & FOOD SERVICE - 2.5% (1.8% OF TOTAL ASSETS)
      3,250    Dominos Pizza, Inc., Term Loan B                                    B1           B+        12/21/06        3,269,133
      3,259    Dominos Pizza, Inc., Term Loan C                                    B1           B+        12/21/07        3,278,587
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,547,720
-----------------------------------------------------------------------------------------------------------------------------------
               RETAIL/CATALOG - 1.6% (1.1% OF TOTAL ASSETS)
      4,633    Micro Warehouse, Inc., Term Loan B                                  B1           B+        01/31/07        4,170,043
-----------------------------------------------------------------------------------------------------------------------------------
               RETAIL/SPECIALTY - 1.5% (1.1% OF TOTAL ASSETS)
      4,000    Rite Aid Corporation, Term Loan                                     B1          BB-        06/27/05        3,972,222
-----------------------------------------------------------------------------------------------------------------------------------
               RETAIL/STORES - 4.4% (3.2% OF TOTAL ASSETS)
      2,840    HMV Media Group PLC, Term Loan C                                    B2           B+        03/28/06        2,684,182
      1,958    HMV Media Group PLC, Term Loan D                                    B2           B+        08/28/06        1,849,909
      2,939    Rent-A-Center, Term Loan D                                         Ba2          BB-        12/31/07        2,925,989
      2,182    SDM Corporation, Term Loan C                                       Ba3           BB        02/04/08        2,184,703
      2,182    SDM Corporation, Term Loan E                                       Ba3           BB        02/04/09        2,184,703
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,829,486
-----------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS/CELLULAR/PCS - 4.6%
                  (3.3% OF TOTAL ASSETS)
        484    Airgate PCS, Inc., Tranche 1 Loan                                   NR           NR        06/06/07          475,248
      2,573    Airgate PCS, Inc., Tranche 2 Loan                                   NR           NR        09/30/08        2,484,853
     10,000    Centennial Cellular Operating Company, LLC, Term Loan A             B1           B+        11/30/06        9,375,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,335,101
-----------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS/COMPETITIVE LOCAL EXCHANGE CARRIER
                  (CLEC) - 1.7% (1.2% OF TOTAL ASSETS)
      5,000    RCN Corporation, Term Loan B                                        B2           B+        06/03/07        3,575,000
      5,000    Teligent, Inc., Delayed Term Loan (a)(b)                          Caa2            D        06/30/06          344,444
      5,000    WCI Capital Corporation, Term Loan B (a)(b)                         NR            D        09/30/07          476,786
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,396,230
-----------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS/HYBRID - 0.7% (0.5% OF TOTAL ASSETS)
      2,000    Nextel Partners Operating Company, Term Loan B                      B1           B-        01/29/08        1,772,500
-----------------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS/SATELLITE - 0.6%
                  (0.4% OF TOTAL ASSETS)
      1,824    Satelites Mexicanos, SA DE CV, Loan                                 B1           B+        06/30/04        1,666,680
-----------------------------------------------------------------------------------------------------------------------------------


               TELECOMMUNICATIONS/WIRELESS MESSAGING - 0.4%
                  (0.3% OF TOTAL ASSETS)
      7,231    Arch Wireless Holding, Inc., Term Loan C (a)(b)                     NR           CC        06/30/06        1,105,802
-----------------------------------------------------------------------------------------------------------------------------------
               TEXTILES & LEATHER - 3.5% (2.5% OF TOTAL ASSETS)
      9,700    Norcross Safety Products, LLC, Term Loan                            NR           NR        09/30/04        9,215,000
-----------------------------------------------------------------------------------------------------------------------------------
               TRANSPORTATION/RAIL MANUFACTURING - 1.5%
                  (1.1% OF TOTAL ASSETS)
      3,970    Kansas City Southern Railway Company, Term Loan B                  Ba1          BB+        12/29/06        3,988,299
-----------------------------------------------------------------------------------------------------------------------------------
               UTILITIES - 6.2% (4.5% OF TOTAL ASSETS)
      7,000    AES EDC Funding II, LLC, Term Loan                                  NR           NR        10/06/03        6,744,063
      2,008    AES Texas Funding III, LLC, Term Loan                               NR           NR        03/31/02        1,970,048
      3,940    TNP Enterprises, Inc., Term Loan                                   Ba2          BB+        03/30/06        3,954,775
      3,960    Western Resources, Inc., Term Loan B                                NR           NR        03/17/03        3,900,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,569,486
               --------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Senior Loan Interests and
                  Interest Bearing Securities (cost $387,671,250)                                                       342,526,190
               --------------------------------------------------------------------------------------------------------------------

               EQUITIES - 0.0%
               CanFibre of Lackawana, LLC, Income Participation
                  Certificates, 13 units (a)(b)(c)                                                        07/01/14                -
               CanFibre of Riverside, Inc., Income Participation
                  Certificates, 17 units (a)(b)(c)                                                        07/01/14                -
-----------------------------------------------------------------------------------------------------------------------------------
               Total Equity (cost $0)                                                                                             -
               --------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 9.7%

               COMMERCIAL PAPER:
      5,682    Chevron Phillips Chemical Company, yielding 2.85%                   P2           A2        11/01/01        5,682,000
      4,251    Conagra Foods, Inc., yielding 2.75%                                 P2           A2        11/02/01        4,250,675
      4,824    Illinois Power Company, yielding 2.92%                              P2           A2        11/01/01        4,824,000
      5,993    Kraft Foods, Inc., yielding 2.50%                                   P1           A1        10/31/01        5,993,000
      5,000    Phillips Petroleum, Co., yielding 2.90%                             P2           A2        11/05/01        4,998,390
-----------------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $25,748,065)                                                           25,748,065
               --------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $413,419,315) - 138.5%                                                           368,274,255
               --------------------------------------------------------------------------------------------------------------------
               Borrowings Payable - (38.7)%+                                                                           (103,000,000)
               --------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.2%                                                                         572,371
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                      $ 265,846,626
               ====================================================================================================================



                    NR   Not rated.

                     * Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    ** Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    (1) Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                    (a) At or subsequent to October 31, 2001, this issue was non-income producing.

                    (b) At or subsequent to October 31, 2001, this issue was under the protection of the federal bankruptcy court.

                    (c) Position has a zero cost basis and was acquired as part of a workout program.

                     + Borrowings payable as a percentage of total gross assets is 27.7%.

                                 See accompanying notes to financial statements.

Statement of Net Assets October 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $413,419,315)                    $368,274,255
Cash                                                                     360,993
Interest receivable                                                    2,896,580
Other assets                                                              54,720
--------------------------------------------------------------------------------
      Total assets                                                   371,586,548
--------------------------------------------------------------------------------
LIABILITIES
Borrowings payable                                                   103,000,000
Management fees                                                          126,089
Taxable Auctioned Preferred Share dividends payable                       43,748
Common Share dividends payable                                         2,032,892
Other liabilities                                                        537,193
--------------------------------------------------------------------------------
      Total liabilities                                              105,739,922
--------------------------------------------------------------------------------
Net assets                                                          $265,846,626
================================================================================
Taxable Auctioned Preferred Shares, at liquidation value            $ 46,000,000
================================================================================
Taxable Auctioned Preferred Shares outstanding                             1,840
================================================================================
Common Shares outstanding                                             29,722,631
================================================================================
Net asset value per Common Share outstanding (net assets
   less Preferred Shares at liquidation value, divided by
   Common Shares outstanding)                                       $       7.40
================================================================================


                                 See accompanying notes to financial statements.

Statement of Operations Three Months Ended October 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                           $  7,417,462
Fees                                                                     82,391
--------------------------------------------------------------------------------
Total investment income                                               7,499,853
--------------------------------------------------------------------------------

EXPENSES
Management fees                                                         816,851
Taxable Auctioned Preferred Shares - auction fees                        28,986
Taxable Auctioned Preferred Shares - dividend disbursing
  agent fees                                                              2,521
Shareholders' servicing agent fees and expenses                           3,034
Interest expense                                                        901,915
Custodian's fees and expenses                                            78,512
Trustees' fees and expenses                                               8,808
Professional fees                                                        79,324
Shareholders' reports - printing and mailing expenses                    10,718
Stock exchange listing fees                                               7,913
Investor relations expense                                               15,254
Other expenses                                                          122,124
--------------------------------------------------------------------------------
Total expenses                                                        2,075,960
  Expense waivers from the Adviser                                     (432,452)
--------------------------------------------------------------------------------
Net expenses                                                          1,643,508
--------------------------------------------------------------------------------
Net investment income                                                 5,856,345
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions                  (766,536)
Change in net unrealized appreciation (depreciation)
  of investments                                                    (20,063,503)
--------------------------------------------------------------------------------
Net gain (loss) from investments                                    (20,830,039)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations              $(14,973,694)
================================================================================

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

                                                                                                  THREE
                                                                                                 MONTHS
                                                                                                  ENDED       YEAR ENDED
                                                                                               10/31/01          7/31/01
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                      $  5,856,345     $ 32,357,125
Net realized gain (loss) from investment transactions                                          (766,536)     (17,495,522)
Change in net unrealized appreciation (depreciation) of investments                         (20,063,503)     (20,933,991)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                       (14,973,694)      (6,072,388)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
   Common Shareholders                                                                       (6,567,658)     (30,435,376)
   Taxable Auctioned Preferred Shareholders                                                    (378,979)      (2,582,741)
From accumulated net realized gains from investment transactions:
   Common Shareholders                                                                               --         (497,923)
   Taxable Auctioned Preferred Shareholders                                                          --          (14,027)
------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                    (6,946,637)     (33,530,067)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common Shares issued to shareholders due to reinvestment of distributions     125,531          765,230
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                       (21,794,800)     (38,837,225)
Net assets at the beginning of period                                                       287,641,426      326,478,651
------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                            $265,846,626     $287,641,426
========================================================================================================================
Balance of undistributed net investment income at the end of period                        $    505,971     $  1,596,263
========================================================================================================================

                                                                         See accompanying notes to financial statements.

Statement of Cash Flows Three Months Ended October 31, 2001 (Unaudited)


--------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS                               $(14,973,694)
--------------------------------------------------------------------------------
Adjustments to Reconcile the Change in Net Assets
from Operations to Net Cash provided by Operating Activities:
   Decrease in investments at value                                  22,148,865
   Decrease in interest receivable                                      484,689
   Decrease in other assets                                              18,112
   Decrease in management fees                                           (6,137)
   Decrease in other liabilities                                       (207,430)
--------------------------------------------------------------------------------
   Net cash provided by operating activities                          7,464,405
--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common Shareholders                       (6,755,909)
Cash distributions paid to Taxable Auctioned
   Preferred Shareholders                                              (358,855)
--------------------------------------------------------------------------------
   Net cash used for financing activities                            (7,114,764)
--------------------------------------------------------------------------------
NET INCREASE IN CASH                                                    349,641
Cash at the beginning of period                                          11,352
--------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                          $    360,993
================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
Nuveen Senior Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is listed on the New York Stock Exchange and trades under the ticker symbol "NSL". The Fund was organized as a Massachusetts business trust on August 13, 1999.

The Fund seeks to provide a high level of current income, consistent with preservation of capital by investing primarily in senior secured loans whose interest rates float or adjust periodically based on a benchmark interest rate index. The Fund seeks to increase the income available for distribution to Common Shareholders by utilizing financial leverage.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.


Investment Valuation
The prices of senior loans and bonds in the Fund's investment portfolio are provided by independent pricing services approved by the Fund's Board of Trustees. The pricing service providers typically value senior loans and bonds at the mean of the highest bona fide bid and lowest bona fide ask prices when current quotations are readily available. Senior loans and bonds for which current quotations are not readily available are valued at fair value using a wide range of market data and other information and analysis, including credit characteristics considered relevant by such pricing service providers to determine valuations. The Board of Trustees of the Fund has approved procedures which permit the Adviser to override the price provided by the independent pricing service. There were no price overrides during the three months ended October 31, 2001. Short-term investments which mature within 60 days are valued at amortized cost, which approximates market value.

The senior loans in which the Fund invests are generally not listed on any exchange and the secondary market for those senior loans is comparatively illiquid relative to markets for other fixed income securities. Because of the comparatively illiquid markets, the value of a senior loan may differ significantly from the value that would have been used had there been an active market for that senior loan.


Investment Transactions
Investment transactions are recorded on a trade date basis.


Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts. Facility fees on senior loans purchased are treated as market discounts. Market premiums and discounts are amortized over the expected life of each respective borrowing. Fees consists primarily of amendment fees. Amendment fees are earned as compensation for reviewing and accepting changes to the original credit agreement.


Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.


Dividends and Distributions to Shareholders
The Fund intends to declare and pay monthly distributions to Common Shareholders. Generally payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

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Notes to Financial Statements (Unaudited) (continued)


Distributions to shareholders of net investment income, and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable. Permanent differences between financial and tax basis reporting have been identified and appropriately reclassified. During the fiscal year ended July 31, 2001, permanent differences relating to expenses which are not deductible for tax purposes totaling $82,779 were reclassified from undistributed net investment income to capital.


Taxable Auctioned Preferred Shares
The Fund has issued and outstanding 1,840 Series TH $25,000 stated value Taxable Auctioned Preferred Shares. The dividend rate paid on the Taxable Auctioned Preferred Shares may change every 28 days, as set by the auction agent.


Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the three months ended October 31, 2001.


Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


Change in Accounting Policy
Effective August 1, 2001, the Fund adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies. As required by the guide, the Fund began presenting paydown gains and losses on mortgage and asset-backed securities as interest income. Prior to adopting the new guide, the Fund presented paydown gains and losses on mortgage and asset-backed securities together with realized gain/loss from investment transactions. This change in accounting has no effect on the total net assets or net asset value of the Fund. Interest income increased by $45,238 and realized gain/loss decreased by the same amount for the three months ended October 31, 2001.

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


2. FUND SHARES
During the three months ended October 31, 2001, 13,566 Common Shares were issued to shareholders due to reinvestment of distributions.

During the fiscal year ended July 31, 2001, 81,022 Common Shares were issued to shareholders due to reinvestment of distributions.


3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Fund declared a dividend distribution of $.0670 per Common Share from its net investment income which was paid on December 3, 2001, to shareholders of record on November 15, 2001.


The Fund also declared a dividend distribution of $.0550 per Common Share from its net investment income which will be paid on December 28, 2001, to shareholders of record on December 15, 2001.


4. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) during the three months ended October 31, 2001, aggregated $32,599,025 and $54,162,827, respectively.


At October 31, 2001, the cost of investments owned for federal income tax purposes was $430,981,931.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At October 31, 2001, net unrealized depreciation of investments for federal income tax purposes aggregated $62,707,676 of which $2,054,251 related to appreciated investments and $64,761,927 related to depreciated investments.


6. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Fund's investment management agreement with Nuveen Senior Loan Asset Management Inc. (the "Adviser"), a wholly owned subsidiary of the John Nuveen Company, the Fund pays an annual management fee, payable monthly, of .8500 of 1%, which is based upon the average daily managed assets of the Fund. "Managed assets" shall mean the average daily gross asset value of the Fund, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Taxable Auctioned Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Taxable Auctioned Preferred Shares).

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Fund in an amount equal to .45% of the average daily managed assets for the period October 29, 1999 (commencement of operations) through October 31, 2004, .35% of the average daily managed assets for the year ended October 31, 2005, .25% of the average daily managed assets for the year ended October 31, 2006, .15% of the average daily managed assets for the year ended October 31, 2007, .10% of the average daily managed assets for the year ended October 31, 2008, and .05% of the average daily managed assets for the year ended October 31, 2009. The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Fund from the Adviser.


7. COMPOSITION OF NET ASSETS
At October 31, 2001, net assets consisted of:

--------------------------------------------------------------------------------
Taxable Auctioned Preferred Shares, $25,000 stated
value per share, at liquidation value                              $ 46,000,000
Common Shares, $.01 par value per share                                 297,226
Paid-in surplus                                                     282,450,547
Balance of undistributed net investment income                          505,971
Accumulated net realized gain (loss) from investment transactions   (18,262,058)
Net unrealized appreciation (depreciation) of investments           (45,145,060)
--------------------------------------------------------------------------------
Net assets                                                         $265,846,626
================================================================================
Authorized shares:
   Common                                                             Unlimited
   Taxable Auctioned Preferred                                        Unlimited
================================================================================

8. COMMITMENTS
Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Fund had unfunded loan commitments of $6 million as of October 31, 2001. The Fund generally will maintain with its custodian short-term investments and/or cash having an aggregate value at least equal to the amount of unfunded loan commitments.

9. SENIOR LOAN PARTICIPATION COMMITMENTS
The Fund invests primarily in assignments, participations, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to corporations, partnerships, and other entities. If the Fund purchases a participation of a Senior Loan Interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. There were no such participation commitments as of October 31, 2001.

10. BORROWINGS
In accordance with its current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

On May 23, 2000, the Fund entered into a $150 million commercial paper program with Nuveen Funding, L.L.C., a Delaware limited liability company whose sole purpose is the issuance of commercial paper. Nuveen Funding, L.L.C. has the authority to issue a maximum of $150 million of commercial paper, at a discount, with maturities of up to 180 days, the proceeds of which are used to make advances to the Fund. This line of credit is secured by the assets of the Fund. For the three months ended October 31, 2001, the average daily balance of borrowings under the commercial paper program agreement was $103.1 million with an average interest rate of 3.47%.

The Fund has entered into a $155 million revolving credit agreement with Deutsche Bank AG which expires May 2002. Interest on borrowings is charged at a rate of either the Fed Funds rate plus .50%, LIBOR plus .50% or the Prime Rate. An unused commitment fee of .125% is charged on the unused portion of the facility. During the three months ended October 31, 2001, there were no borrowings under the revolving credit agreement and, therefore, there was no outstanding revolving credit balance at October 31, 2001.

Cash paid for interest during the three months ended October 31, 2001, was $977,614.

Financial Highlights (Unaudited)
Selected data for a Common Share outstanding throughout each period:

                                         Investment Operations                               Less Distributions
                                  --------------------------------   ---------------------------------------------------------------
                                                                     Net           Net
                                               Net                   Investment    Investment     Capital       Capital
                                               Realized/             Income to     Income to      Gains to      Gains to
                       Beginning  Net          Unrealized            Common        Preferred      Common        Preferred
                       Net Asset  Investment   Investment            Share-        Share-         Share-        Share-
                       Value      Income       Gain (Loss)   Total   holders       holders+       holders       holders+     Total
====================================================================================================================================
Year Ended 7/31:
2002(b)                $8.13       $ .20       $ (.70)       $(.50)  $ (.22)       $(.01)         $ --          $--          $ (.23)
2001                    9.47        1.09        (1.29)        (.20)   (1.03)        (.09)          (.02)         --           (1.14)
2000(a)                 9.55         .75         (.12)         .63     (.66)        (.02)           --           --            (.68)
====================================================================================================================================

                                                                                        Total Returns
                                                                                      -----------------
                                                                                                  Based
                                                Ending                                Based       on
                                                Net               Ending              on          Net
                             Offering           Asset             Market              Market      Asset
                             Costs              Value             Value               Value**     Value**
=========================================================================================================
Year Ended 7/31:
2002(b)                      $--                $7.40            $8.6700             (10.79)%     (6.34)%
2001                          --                 8.13             9.9600              15.35       (3.30)
2000(a)                      (.03)               9.47             9.6250               3.21        6.20
=========================================================================================================

                                                             Ratios/Supplemental Data
                             -----------------------------------------------------------------------------------
                                                                          Before Waiver
                                                ----------------------------------------------------------------
                                                                  Ratio of Net                      Ratio of Net
                                                Ratio of          Investment          Ratio of      Investment
                                                Expenses          Income to           Expenses      Income to
                                                to Average        Average             to Average    Average
                             Ending             Net Assets        Net Assets          Total         Total
                             Net                Applicable        Applicable          Net Assets    Net Assets
                             Assets             to Common         to Common           Including     Including
                             (000)              Shares++          Shares++            Preferred++   Preferred++
===============================================================================================================
Year Ended 7/31:
2002(b)                      $265,847           3.56%*             9.30%*             2.97%*        7.76%*
2001                          287,641           4.32              11.74               3.67          9.98
2000(a)                       326,479           3.81*              9.82*              3.67*         9.47*
===============================================================================================================


                                                        Ratios/Supplemental Data
                             ------------------------------------------------------------------------------
                                                         After Waiver***
                             ---------------------------------------------------------------------
                                                Ratio of Net                       Ratio of Net
                             Ratio of           Investment        Ratio of         Investment
                             Expenses           Income to         Expenses         Income to
                             to Average         Average           to Average       Average
                             Net Assets         Net Assets        Total            Total
                             Applicable         Applicable        Net Assets       Net Assets     Portfolio
                             to Common          to Common         Including        Including      Turnover
                             Shares++           Shares++          Preferred++      Preferred++    Rate
===========================================================================================================
Year Ended 7/31:
2002(b)                      2.82%*             10.05%*           2.35%*            8.38%*         9%
2001                         3.62               12.44             3.08             10.57          52
2000(a)                      3.21*              10.42*            3.10*            10.04*         40
===========================================================================================================


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gain distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gain distributions, if any, and changes in net asset value per share. Total returns are not annualized.

***  After expense waivers from the investment adviser.

+    The amounts shown are based on Common Share equivalents.

++   Ratios do not reflect the effect of dividend payments to Taxable Auctioned
     Preferred Shareholders; income ratios reflect income earned on assets attributable to Taxable Auctioned Preferred Shares. Each Ratio of Expenses to Average Net Assets and each Ratio of Net Investment Income to Average
     Net Assets includes the effect of the interest expense paid on bank borrowings of:

        Ratio of Interest       Ratio of Interest
                  Expense              Expense to
               to Average           Average Total
               Net Assets              Net Assets
            Applicable to               Including
            Common Shares               Preferred
        ------------------------------------------
2002(b)             1.55%*                  1.29%*
2001                2.19                    1.86
2000(a)             2.04*                   1.96*

(a)  For the period October 29, 1999 (commencement of operations) through July
     31, 2000.

(b)  For the three months ended October 31, 2001.


                                 See accompanying notes to financial statements.
